Note 4 - Acquisition of Prosperity Systems, Inc.	9 Months Ended
Sep. 30, 2015
Notes
Note 4 - Acquisition of Prosperity Systems, Inc.

NOTE 4 – Acquisition of Prosperity Systems, Inc.

Effective January 5, 2015, WRAP acquired 100% ownership of Prosperity Systems, Inc. (“Prosperity”)  in exchange for 36,354,077 newly issued shares of WRAP common stock (see Note 8).  The acquisition has been accounted for in the accompanying consolidated financial statements as a purchase transaction.  Accordingly, the financial position and results of operations of Prosperity prior to the date of the acquisition have been excluded from the accompanying consolidated financial statements.

The estimated fair values of the identifiable net assets of Prosperity at January 5, 2015 (effective date of acquisition) consisted of:

Cash and cash equivalents	$ 563
Accounts receivable	30,662
Property and equipment, net	1,026
Intangible assets, net	29,947
Deferred consulting fees	116,875
Investment in Stock Market Manager, Inc.	12,500

Total assets	191,573

Note and loan payable to related party	37,270
Note payable	25,000
Accounts payable	4,838
Accrued expenses payable	5,509

Total liabilities	72,617

Identifiable net assets	118,956

Goodwill of $1,880,518 (excess of the $1,999,474 fair value of the 36,354,077 shares of WRAP common stock issued to Prosperity's stockholders over the $118,956 identifiable net assets of Prosperity at January 5, 2015) was considered fully impaired at the acquisition date and an impairment expense of $1,880,518 was recorded in the three months ended March 31, 2015.

The following pro forma information summarizes the results of operations for the periods indicated as if the acquisition occurred at December 31, 2012.  The pro forma information is not necessarily indicative of the results that would have been reported had the transaction actually occurred on December 31, 2012, nor is it intended to project results of operations for any future period.

	Nine Months Ended		Year Ended
	September 30,		December 31,
	2015	2014	2014	2013
	(Unaudited)	(Unaudited)

Revenues	$ 82,234	$ 97,141	$ 133,962	$ 101,104

Operating expenses	1,802,210	130,473	192,257	1,150,133

Loss from operations	(1,719,976)	(33,332)	(58,295)	(1,049,029)

Other income (loss) - net	(32,408)	-	(30,686)	(10,511)

Net loss	$ (1,752,384)	$ (33,332)	$ (88,981)	$ (1,059,540)

Net loss per common share- basic and diluted	$ (0.01)	$ (0.00)	$ (0.00)	$ (0.00)

Weighted average common shares outstanding- basic and diluted	227,708,384	214,416,250	214,438,168	112,221,455